Commitments and Contingencies - Additional Information (Detail)	1 Months Ended				12 Months Ended						6 Months Ended
	Oct. 31, 2012 USD ($) T Vessel Seat	Oct. 31, 2012 EUR (€) T Vessel Seat	Sep. 30, 2012 USD ($)	Feb. 28, 2011 LegalMatter	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 GBP (£)	Sep. 30, 2010 USD ($) T Vessel Seat	Sep. 30, 2010 EUR (€)	Jun. 30, 2013 Contractual Agreement One USD ($) Seat T	Jun. 30, 2013 Contractual Agreement One EUR (€)	Jun. 30, 2013 Contractual Agreement Two USD ($) Vessel Seat T	Jun. 30, 2013 Contractual Agreement Two EUR (€)
Commitments and Contingencies Disclosure [Line Items]
Expenses under non-cancelable operating lease commitments					$ 9,500,000	$ 9,100,000	$ 12,400,000
Cruising ships to be built	1	1							2	2			2	2
Capacity of ship, tons	163,000	163,000							144,000	144,000	144,000	144,000	163,000	163,000
Capacity of ship, berths	4,200	4,200							4,000	4,000	4,000	4,000	4,200	4,200
Aggregate contract price of new ships									1,700,000,000	1,300,000,000	814,300,000	625,900,000	1,800,000,000	1,400,000,000
Aggregate contract price of new ships	921,400,000	698,400,000
Export credit facility financing as percentage of contract price	80.00%	80.00%									90.00%	90.00%	80.00%	80.00%
Third-party performance guarantee					15,000,000
Bond with the Association of British Travel Agents								3,200,000
Number of individual plaintiff's claims				6
Awarded wages to plaintiffs			$ 100,000
Scheduled delivery date of ships under construction											January 2014	January 2014	Fourth quarter of 2015 and the first quarter of 2017	Fourth quarter of 2015 and the first quarter of 2017